STOCKHOLDERS' EQUITY (Q2) (Tables)	6 Months Ended
Jun. 30, 2024
STOCKHOLDERS' EQUITY [Abstract]
Summary of Warrant Activity Issued and Outstanding
Warrant Activity Summary – Issued and Outstanding

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	18,366,228	$11.50	5.40	—
Granted	3,125,000	11.50	—	—
Exercised	(8,526,792)	11.50	—	—
Expired or cancelled	—	—	—	—
Outstanding at June 30, 2024	12,964,436	$11.50	4.82	$275,494,265
Exercisable at June 30, 2024	12,964,436	$11.50	4.82	$275,494,265